Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025
USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates		0.01
Year-end spot rate [Member] | MYR [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	4.056
Year-end spot rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	4.082
Average rate [Member] | MYR [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	4.0882
Average rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	3.9792